Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. and foreign components of earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies
The U.S. and foreign components of income before income taxes and equity in earnings of investee companies were as follows:

Year Ended December 31,	2013	2012	2011
United States	$239.8	$201.9	$178.6
Foreign	(2.2)	(1.7)	14.6
Total	$237.6	$200.2	$193.2

Income tax provision components
The difference between income taxes expected at the U.S. federal statutory income tax rate of 35% and the provision for income taxes is summarized as follows:

	Nine Months Ended
	September 30,
(in millions)	2014	2013
Taxes on income at U.S. statutory rate	$21.2	$56.7
State and local taxes, net of federal tax benefit	4.2	9.9
Effect of foreign operations	2.2	1.7
Reversal of deferred tax liability	(232.3)	—
Other, net	1.8	2.2
Provision for income taxes	$(202.9)	$70.5

The components of the provision for income taxes are as follows:

Year Ended December 31,	2013	2012	2011
Current:
Federal	$85.1	$71.8	$32.5
State and local	21.8	18.9	10.5
Foreign	5.2	4.9	12.0
	112.1	95.6	55.0
Deferred	(15.5)	(6.6)	32.8
Provision for income taxes	$96.6	$89.0	$87.8

Reconciliation to U.S. federal statutory income tax rate
The difference between income taxes expected at the U.S. federal statutory income tax rate of 35% and the provision for income taxes is summarized as follows:

Year Ended December 31,	2013	2012	2011
Taxes on income at U.S. statutory rate	$83.2	$70.1	$67.6
State and local taxes, net of federal tax benefit	7.6	13.4	13.1
Effect of foreign operations	4.0	2.2	3.4
Audit settlements	—	—	3.8
Other, net (a)	1.8	3.3	(0.1)
Provision for income taxes	$96.6	$89.0	$87.8

(a)	For 2012, other primarily reflects a charge related to the Company’s domestic production deduction.

Components of deferred income tax assets and liabilities
The following table is a summary of the components of deferred income tax assets and liabilities.

At December 31,	2013	2012
Deferred income tax assets:
Provision for expenses and losses	$31.3	$35.4
Postretirement and other employee benefits	9.9	12.7
Tax credit and loss carryforwards	14.6	13.7
Other	0.1	1.9
Total deferred income tax assets	55.9	63.7
Valuation allowance	(10.1)	(8.0)
Deferred income tax assets, net	45.8	55.7
Deferred income tax liabilities:
Property, equipment and intangible assets	(309.3)	(340.5)
Other	(0.5)	—
Total deferred income tax liabilities	(309.8)	(340.5)
Deferred income tax liabilities, net	$(264.0)	$(284.8)

Schedule of reserve for uncertain tax positions
The following table sets forth the change in the reserve for uncertain tax positions, excluding related accrued interest and penalties.

(in millions)
As of December 31, 2013	$4.0
Additions for current year tax positions	0.1
Reductions for prior year tax positions	(2.9)
As of September 30, 2014	$1.2

The following table sets forth the change in the reserve for uncertain tax positions, excluding related accrued interest and penalties.

At January 1, 2011	$1.9
Additions for current year tax positions	3.5
At December 31, 2011	5.4
Additions for current year tax positions	3.8
Reductions for prior year tax positions	(4.3)
At December 31, 2012	4.9
Additions for current year tax positions	0.2
Reductions for prior year tax positions	(1.1)
At December 31, 2013	$4.0